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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check Here if Amendment /X/; Amendment Number: 1

   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
   Address:      Two Seaport Lane
                 Boston, MA 02210-2021

Form 13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place, and Date of Signing:

                                   Boston, Massachusetts   August 16, 2006
-------------------------------    ---------------------   --------------
       [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-1190                     Frank Russell Company


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 76
                                        --------------------

Form 13F Information Table Value Total: 5,434,862,000
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         028-06536                    AEW Capital Management, Inc.
    2         028-10256                    AEW Management and Advisors, L.P.
    3         028-10257                    AEW Investment Group, Inc.
    4         028-06808                    IXIS Asset Management US Group, L.P.

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                      FORM 13F INFORMATION TABLE
       Name of Reporting Manager: AEW Capital Management, L.P.

      COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7          COLUMN 8
----------------------- -------- --------- --------- ---------------------- -------------- ----------- ----------------------------
                        TITLE OF            VALUE      SHRS OR   SH/   PUT/  INVESTMENT       OTHER          VOTING AUTHORITY
   NAME OF ISSUER        CLASS     CUSIP   (x$1000)    PRN AMT   PRN   CALL  DISCRETION      MANAGERS     SOLE    SHARED    NONE
----------------------- -------- --------- --------- ----------- ----- ---- -------------- ----------- ---------- ------ ----------
AMB Property Corp         COM    00163T109    70,448   1,298,100  SH        Shared-Defined 01 02 03 04    937,500    -      360,600
Apartment Invt & Mgmt     COM    03748r101    35,278     752,200  SH        Shared-Defined 01 02 03 04    542,500    -      209,700
Archstone-Smith Trust     COM    039583109   232,916   4,775,802  SH        Shared-Defined 01 02 03 04  3,268,302    -    1,507,500
Avalon Bay Communities    COM    053484101   278,663   2,554,200  SH        Shared-Defined 01 02 03 04  1,736,500    -      817,700
Biomed Realty Trust
  Inc.                    COM    09063H107    35,183   1,187,000  SH        Shared-Defined 01 02 03 04    906,200    -      280,800
Boston Properties Inc.    COM    101121101   330,245   3,541,500  SH        Shared-Defined 01 02 03 04  2,386,000    -    1,155,500
Brandywine Realty
  Trust                   COM    105368203   139,750   4,400,175  SH        Shared-Defined 01 02 03 04  3,075,190    -    1,324,985
Camden Property Trust     COM    133131102   178,180   2,473,000  SH        Shared-Defined 01 02 03 04  1,762,100    -      710,900
CarrAmerica Realty        COM    144418100    10,631     238,300  SH        Shared-Defined 01 02 03 04    162,900    -       75,400
Cedar Shopping Centers    COM    150602209     8,316     525,000  SH        Shared-Defined 01 02 03 04    525,000    -            -
Centracore Properties
  Trust                   COM    15235H107     2,154      86,000  SH        Shared-Defined 01 02 03 04     86,000    -            -
Corporate Office
  Properties              COM    22002t108    37,635     822,800  SH        Shared-Defined 01 02 03 04    603,300    -      219,500
Developers Diversified    COM    251591103   125,076   2,284,500  SH        Shared-Defined 01 02 03 04  1,678,600    -      605,900
Duke Realty Corp.         COM    264411505    39,297   1,035,500  SH        Shared-Defined 01 02 03 04    752,200    -      283,300
Eastgroup Properties      COM    277276101    13,022     274,500  SH        Shared-Defined 01 02 03 04    274,500    -            -
Entertainment Pptys Tr    COM    29380T105     8,900     212,000  SH        Shared-Defined 01 02 03 04    212,000    -            -
Equity Lifestyle
  Properties              COM    29472R108     1,095      22,000  SH        Shared-Defined 01 02 03 04          -    -       22,000
Equity Office
  Properties              COM    294741103    47,657   1,419,200  SH        Shared-Defined 01 02 03 04    987,100    -      432,100
Equity One Inc.           COM    294752100     4,939     201,100  SH        Shared-Defined 01 02 03 04    201,100    -            -
Equity Residential        COM    29476L107   263,853   5,639,100  SH        Shared-Defined 01 02 03 04  3,829,300    -    1,809,800
Extra Space Storage
  Inc.                    COM    30225T102    19,927   1,159,200  SH        Shared-Defined 01 02 03 04    948,700    -      210,500
Federal Realty Invs
  Trust                   COM    313747206   160,815   2,138,500  SH        Shared-Defined 01 02 03 04  1,399,700    -      738,800
First Potomac Realty
  Trust                   COM    33610F109    21,908     775,500  SH        Shared-Defined 01 02 03 04    618,900    -      156,600
GMH Communications        COM    36188G102     2,794     240,000  SH        Shared-Defined 01 02 03 04    240,000    -            -
General Growth Prop       COM    370021107   161,945   3,313,800  SH        Shared-Defined 01 02 03 04  2,226,800    -    1,087,000
Glenborough Realty
  Trust                   COM    37803p105     3,241     149,000  SH        Shared-Defined 01 02 03 04    149,000    -            -
Glimcher Realty
  Trust                   COM    379302102     7,327     258,000  SH        Shared-Defined 01 02 03 04    258,000    -            -
HRPT Properties
  Trust                   COM    40426W101    13,618   1,160,000  SH        Shared-Defined 01 02 03 04  1,160,000    -            -
Health Care Pptys
  Invest Inc.             COM    421915109     6,788     239,000  SH        Shared-Defined 01 02 03 04    239,000    -            -

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
Health Care Reit Inc.     COM    42217k106       133       3,500  SH        Shared-Defined 01 02 03 04      3,500    -            -
Healthcare Realty
  Trust Inc.              COM    421946104    57,203   1,530,300  SH        Shared-Defined 01 02 03 04  1,354,200    -      176,100
Heritage Property
  Investment              COM    42725M107    13,698     346,000  SH        Shared-Defined 01 02 03 04    346,000    -            -
Highwoods Properties      COM    431284108    83,158   2,465,400  SH        Shared-Defined 01 02 03 04  1,954,600    -      510,800
Home Properties of
  NY Inc                  COM    437306103    16,372     320,400  SH        Shared-Defined 01 02 03 04    248,300    -       72,100
Hospitality Properties    COM    44106m102    25,892     592,900  SH        Shared-Defined 01 02 03 04    466,400    -      126,500
Host Hotels & Resorts     COM    44107P104   180,456   8,432,500  SH        Shared-Defined 01 02 03 04  5,726,500    -    2,706,000
ISTAR Financial Inc       COM    45031U101    52,934   1,382,800  SH        Shared-Defined 01 02 03 04  1,154,800    -      228,000
Kilroy Realty Corp.       COM    49427f108    82,243   1,064,500  SH        Shared-Defined 01 02 03 04    832,500    -      232,000
Kimco Realty Corp.        COM    49446r109    72,713   1,789,200  SH        Shared-Defined 01 02 03 04  1,282,200    -      507,000
Kite Realty Group         COM    49803T102    16,585   1,039,800  SH        Shared-Defined 01 02 03 04    708,700    -      331,100
Lexington Corporate
  Pptys                   COM    529043101     5,421     260,000  SH        Shared-Defined 01 02 03 04    260,000    -            -
Liberty Property
  Trust                   COM    531172104   270,085   5,727,000  SH        Shared-Defined 01 02 03 04  3,964,400    -    1,762,600
Macerich Company
  (the)                   COM    554382101    63,301     856,000  SH        Shared-Defined 01 02 03 04    681,300    -      174,700
Mack Cali Realty
  Corp                    COM    554489104    31,939     665,400  SH        Shared-Defined 01 02 03 04    596,200    -       69,200
Mid-America Apartment     COM    59522j103     7,665     140,000  SH        Shared-Defined 01 02 03 04    140,000    -            -
Mills Corp.               COM    601148109     5,373     191,900  SH        Shared-Defined 01 02 03 04    127,900    -       64,000
Municipal Mortgage and
  Equity                  COM    62624B101     3,975     150,000  SH        Shared-Defined 01 02 03 04    150,000    -            -
National Retail
  Properties              COM    202218103     6,335     271,900  SH        Shared-Defined 01 02 03 04    271,900    -            -
Nationwide Health
  Properties Inc.         COM    638620104    29,133   1,355,000  SH        Shared-Defined 01 02 03 04  1,066,500    -      288,500
Omega Healthcare
  Investors               COM    681936100    25,160   1,794,600  SH        Shared-Defined 01 02 03 04  1,664,100    -      130,500
PS Business Parks Inc     COM    69360j107    37,282     666,700  SH        Shared-Defined 01 02 03 04    488,700    -      178,000
Pan Pacific Retail        COM    69806L104    85,931   1,212,000  SH        Shared-Defined 01 02 03 04    916,600    -      295,400
Parkway Properties
  Inc/Md                  COM    70159q104     7,862     180,000  SH        Shared-Defined 01 02 03 04    180,000    -            -
Plum Creek Timber Co.     COM    729251108    13,095     354,600  SH        Shared-Defined 01 02 03 04    254,600    -      100,000
Primaris Retail REIT      COM    74157U109     6,272     400,000  SH        Shared-Defined 01 02 03 04    400,000    -            -
Prologis Trust            COM    743410102   324,893   6,072,766  SH        Shared-Defined 01 02 03 04  4,154,866    -    1,917,900
Public Storage Inc.       COM    74460d109   188,925   2,325,800  SH        Shared-Defined 01 02 03 04  1,569,300    -      756,500
Ramco Gershenson
  Properties              COM    751452202     5,267     174,000  SH        Shared-Defined 01 02 03 04    174,000    -            -
Realty Income Corp        COM    756109104    14,819     612,100  SH        Shared-Defined 01 02 03 04    566,600    -       45,500
Regency Centers Corp.     COM    758849103   153,489   2,284,400  SH        Shared-Defined 01 02 03 04  1,502,900    -      781,500
Senior Housing
  Properties Trust        COM    81721M109    12,710     702,200  SH        Shared-Defined 01 02 03 04    702,200    -            -
Shurgard Storage Ctrs     COM    82567d104    32,855     493,100  SH        Shared-Defined 01 02 03 04    349,100    -      144,000
Simon Property Group      COM    828806109   405,588   4,820,400  SH        Shared-Defined 01 02 03 04  3,286,500    -    1,533,900
Spirit Finance Corp.      COM    848568309    16,276   1,334,100  SH        Shared-Defined 01 02 03 04  1,043,600    -      290,500
Strategic Hotels &
  Resorts Inc.            COM    86272T106    16,296     700,000  SH        Shared-Defined 01 02 03 04    512,500    -      187,500
Tanger Factory Outlets    COM    875465106     4,955     144,000  SH        Shared-Defined 01 02 03 04    144,000    -            -
Taubman Centers Inc.      COM    876664103    82,844   1,988,100  SH        Shared-Defined 01 02 03 04  1,449,600    -      538,500
Trizec Properties Inc     COM    89687P107   122,223   4,750,200  SH        Shared-Defined 01 02 03 04  2,800,200    -    1,950,000
Trustreet Properties      COM    898404108     5,468     360,000  SH        Shared-Defined 01 02 03 04    360,000    -            -
US Store IT Trust         COM    91274F104     3,647     181,000  SH        Shared-Defined 01 02 03 04    181,000    -            -
United Dominion Realty    COM    910197102    53,427   1,872,000  SH        Shared-Defined 01 02 03 04  1,413,500    -      458,500
Ventas Inc.               COM    92276F100     6,636     200,000  SH        Shared-Defined 01 02 03 04    200,000    -            -
Vornado Realty Trust.     COM    929042109   203,933   2,124,300  SH        Shared-Defined 01 02 03 04  1,416,200    -      708,100
Brookfield Properties     COM    112900105   104,851   3,070,300  SH        Shared-Defined 01 02 03 04  2,281,000           789,300
Hilton Hotels Corp.       COM    432848109   132,614   5,208,700  SH        Shared-Defined 01 02 03 04  3,496,700         1,712,000
Starwood Hotels &
  Resorts                 COM    85590A401    81,330   1,200,800  SH        Shared-Defined 01 02 03 04    831,800    -      369,000
Column Totals                              5,434,862 116,985,643                                       84,841,858    -   32,143,785